Schedule of Investments
September 30, 2024 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.48%

Airports, Flying Fields & Airport Terminal Services - 1.88%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	700	197,932

Apparel & Textile Products - 2.04%
Brunello Cucinelli SpA	2,000	215,447

Biological Products, (No Diagnostic Substances) - 0.89%
CRISPR Therapeutics AG	2,000	93,960

Biotech & Pharma- 2.68%
ALK-AbellÃ A/S	11,000	282,261

Biotechnology 1.08%
Onward Medical NV	20,000	113,569

Comml & Res Bldg Equip & Sys - 2.05%
Japan Elevator Service Holdings Co., Ltd.	10,000	216,456

Conglomerates - 1.75%
Hitachi, Ltd.	7,000	184,210

Consulting Services - 1.98%
Bengo4.com, Inc.	10,000	208,800

Consumer Discretionary Products - 1.41%
Mister Spex SE	60,000	148,976

Consumer Discretionary-Services - 5.15%
Watches of Switzerland Group plc	85,000	542,152

Hardware - 0.23%
Tobii AB	104,314	23,809

Media - 2.57%
Future plc	20,000	270,374

Medical Instruments & Supplies 4.17%
Asahi Intecc Co., Ltd.	14,000	245,646
Shofu, Inc. (2)	12,000	193,933

		439,580

Packaged Foods - 1.47%
Ajinomoto Co., Inc. (2)	4,000	154,401

Radio Broadcasting Stations - 1.75%
Spotify Technology SA	500	184,265

Retail-Consumer Staples - 1.95%
Ocado Group plc	40,000	205,548

Retail-Discretionary - 12.03%
Boozt AB	20,000	219,978
MonotaRO Co., Ltd.	10,000	166,866
Rakuten Group, Inc.	60,000	386,531
Schneider Electric SE	1,000	262,990
Zalando SE	7,000	230,857
		1,267,221

Semiductors - 14.22%
Advantest Corp.	8,000	375,339
AIXTRON SE	11,000	195,411
Alphawave IP Group plc	150,000	208,998
Lasertec Corp.	1,000	164,291
Taiwan Semiconductor Manufacturing Company Ltd.	1,700	295,239
Vitec Software Group AB Class B	5,000	258,739

		1,498,017

Semiconductors & Related Devices - 1.67%
Tokyo Electron Ltd. (2)	1,000	176,018

Services-Business Services, NEC - 6.62%
MercadoLibre, Inc.	340	697,666

Services-Business Services, NEC - 2.77%
Mobileye Global, Inc. Class A	10,000	137,000
Opera, Ltd.	10,000	154,500

		291,500

Software - 8.77%
Materialise NV	25,360	138,973
Money Forward, Inc.	7,000	285,353
RaySearch Laboratories AB Class B	19,000	289,729
Shift, Inc.	1,200	114,088
ZOO Digital Group plc	200,000	96,276

		924,419

Software Technology Services - 4.60%
Boku, Inc.	80,000	173,831
Nemetschek SE	3,000	310,644

		484,475

Specialty Finance - 3.26%
Adyen NV	220	343,570

Specialty Industrial Machinery - 2.10%
Mitsubishi Heavy Industries, Ltd.	15,000	221,067

Tech Hardware & Semiconductors - 6.20%
Accesso Technology Group plc	24,000	164,310
ASM International NV	450	295,312
Jeol Ltd.	5,000	193,453

		653,076

Technology Services - 1.08%
Adesso SE	1,500	113,736

Telecom Services - 1.12%
Softbank Group Corp.	4,000	118,040

Total Common Stocks	(Cost $ 8,067,166)	10,270,543

Total Investments - 97.48%	(Cost $ 8,067,166)	10,270,543

Other Liabilities Less Assets - (2.52%)		265,866

Total Net Assets - 100.00%		10,536,409

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$10,270,543	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,270,543	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of September 30, 2024, the breakout of the Fund's portfolio by country of issuer was as follows:
Country		% of Net Assets
Argentina		6.79%
Belgium		1.35%
Cayman Islands		1.50%
Denmark		2.75%
France		2.56%
Germany		9.73%
Great Britain		10.85%
Italy		2.10%
Japan		33.15%
Luxembourg		1.79%
Mexico		1.93%
Netherlands		7.33%
Sweden		7.71%
Switzerland		0.91%
Taiwan		2.87%
United Kingdom		5.33%
United States		1.33%

		100.00%

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 30, 2024.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
KGaA - Kommanditgesellschaft auf Aktien, a German corporate designation standing for partnership limited by shares.
ASA - Allmennaksjeselskap, a Norwegian term for public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.